Loans and Leases - Schedule of Loans Modified, Past Due (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	$ 599
Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	546
30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	4
60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	2
90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	47
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	419
Commercial | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	415
Commercial | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	1
Commercial | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	1
Commercial | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	2
Commercial | Commercial construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	4
Commercial | Commercial construction | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	4
Commercial | Commercial construction | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
Commercial | Commercial construction | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
Commercial | Commercial construction | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
Commercial | Owner occupied commercial mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	19
Commercial | Owner occupied commercial mortgage | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	17
Commercial | Owner occupied commercial mortgage | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	1
Commercial | Owner occupied commercial mortgage | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
Commercial | Owner occupied commercial mortgage | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	1
Commercial | Non-owner occupied commercial mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	280
Commercial | Non-owner occupied commercial mortgage | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	280
Commercial | Non-owner occupied commercial mortgage | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
Commercial | Non-owner occupied commercial mortgage | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
Commercial | Non-owner occupied commercial mortgage | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
Commercial | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	116
Commercial | Commercial and industrial | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	114
Commercial | Commercial and industrial | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
Commercial | Commercial and industrial | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	1
Commercial | Commercial and industrial | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	1
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	16
Consumer | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	14
Consumer | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
Consumer | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	1
Consumer | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	1
Consumer | Residential mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	13
Consumer | Residential mortgage | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	11
Consumer | Residential mortgage | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
Consumer | Residential mortgage | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	1
Consumer | Residential mortgage | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	1
Consumer | Revolving mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	3
Consumer | Revolving mortgage | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	3
Consumer | Revolving mortgage | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
Consumer | Revolving mortgage | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
Consumer | Revolving mortgage | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
SVB
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	164
SVB | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	117
SVB | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	3
SVB | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
SVB | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	44
SVB | Investor dependent - early stage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	26
SVB | Investor dependent - early stage | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	22
SVB | Investor dependent - early stage | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
SVB | Investor dependent - early stage | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
SVB | Investor dependent - early stage | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	4
SVB | Investor dependent - growth stage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	36
SVB | Investor dependent - growth stage | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	36
SVB | Investor dependent - growth stage | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
SVB | Investor dependent - growth stage | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
SVB | Investor dependent - growth stage | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
SVB | Innovation C&I and cash flow dependent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	79
SVB | Innovation C&I and cash flow dependent | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	39
SVB | Innovation C&I and cash flow dependent | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
SVB | Innovation C&I and cash flow dependent | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
SVB | Innovation C&I and cash flow dependent | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	40
SVB | Private Bank
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	4
SVB | Private Bank | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	4
SVB | Private Bank | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
SVB | Private Bank | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
SVB | Private Bank | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
SVB | CRE
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	14
SVB | CRE | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	14
SVB | CRE | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
SVB | CRE | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
SVB | CRE | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
SVB | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	5
SVB | Other | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	2
SVB | Other | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	3
SVB | Other | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
SVB | Other | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	$ 0